Reinsurance - Ceded Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss and LAE Reserve
Direct	$ 253.4	$ 102.7
Assumed	7.4	2.4
Gross	260.8	105.1
Ceded	(216.8)	(92.1)
Net	44.0	13.0
Unearned premiums
Direct	246.6	143.7
Assumed	6.5	6.6
Gross	253.1	150.3
Ceded	(231.6)	(129.4)
Net	21.5	20.9
Written premiums
Direct	474.0	90.0
Assumed	3.3	26.1
Gross	477.3	116.1
Ceded	(434.8)	(78.4)
Net	42.5	37.7
Earned premiums
Direct	364.7	88.7
Assumed	9.8	9.3
Gross	374.5	98.0
Ceded	(335.6)	(80.9)
Net	38.9	17.1
Loss and LAE incurred
Direct	498.5	93.6
Assumed	16.9	13.3
Gross	515.4	106.9
Ceded	(431.0)	(81.6)
Net	$ 84.4	$ 25.3